Loans and Allowance for Credit Losses - Disclosure of Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Loans classified as FVOCI [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	$ 6	$ 5